General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
General and Administrative Expenses
Board of directors' fees	$ 252	$ 237		$ 505	$ 475
Share-based compensation (Note 15)	263	236		498	371
Legal and professional fees	248	286		659	626
Commercial management fees (Note 3)	1,170	1,170		2,340	2,340
Administrative fees (Note 3)	2,581	1,525		5,016	2,948
Foreign exchange differences, net	41	31		116	125
Other expenses, net	143	103		247	193
Total	$ 4,698	$ 3,588	[1]	$ 9,381	$ 7,078	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).